Fair Value Measurements - Summary of Amount Recognized in Other Comprehensive Loss (Details) (Details) - Swap Transaction [Member] - Cash Flow Hedging [Member] - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized gain/ (loss) on cash flow hedges	$ 971	$ (543)	$ 1,696	$ (2,314)
Total other comprehensive income/ (loss)	$ 971	$ (543)	$ 1,696	$ (2,314)